SHORT-TERM BANK LOAN (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 364,071		¥ 2,500,000	¥ 0
Interest Expense on Bank Loan	(400)	¥ 2,749
Bank of Nanjing, 5.655 Interest Due on June 11, 2020 [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 364,071		¥ 2,500,000